MERGER WITH FRONTLINE 2012 (Details 3) - Reverse acquisition [Member] $ / shares in Units, shares in Thousands, $ in Thousands	Nov. 30, 2015 USD ($) $ / shares shares
Business Acquisition [Line Items]
Number of shares issued to existing shareholders of Frontline 2012 in order to maintain combined company shareholdings | shares	77,794
Closing share price of Frontline 2012 on date of merger (in dollars per share) | $ / shares	$ 7.18
Total purchase price consideration | $	$ 558,571